Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	$ 6,600
Cross currency swap agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	6,800
Foreign Exchange and Other Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on cross currency swaps	(30,233)	13,692	1,300
Foreign Exchange and Other Derivative Financial Instruments [Member] | Cross currency swap agreement partial termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	6,800
Foreign Exchange and Other Derivative Financial Instruments [Member] | Cross currency swap agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	1,563	2,992	2,881
Unrealized (losses) gains	$ (38,596)	$ 10,700	$ (1,581)